Segment and Geographic Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 17. Segment and Geographic Information

The Company operates a single segment business for product sales which consists of geographical sales territories as follows:

	December 31,
	2013	2012
Colombia	101,754	63,217
United States	66,723	49,098
Panama	10,210	14,296
Other	4,607	3,713
	$183,294	$130,324